Financial risk management and fair value estimates (Details 3)	Jun. 30, 2024	Jun. 30, 2023
Agricultural Business [Member]
Statement [Line Items]
Gearing ratio	39.60%	42.64%
Debt ratio	37.62%	42.89%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Gearing ratio	25.37%	22.83%
Debt ratio	20.23%	18.19%